SHAREHOLDERS DEFICIT (Details Narrative) - USD ($)	1 Months Ended
	Oct. 23, 2020	Mar. 31, 2021	Dec. 31, 2020	Oct. 19, 2020	Dec. 31, 2019
Common stock shares authorized		500,000,000	500,000,000		500,000,000
Unissued shares			600,000
Common stock par value	$ 0.21	$ 0.001	$ 0.001		$ 0.001
Comon stock shares issued	19,400,000	340,268,500	340,268,500		10,000,000
Issuance of shares for service rendered, amount	$ 4,074,000
Common stock, Shares outstanding		340,268,500	340,268,500		10,000,000
Class A Preferred Stock [Member]
Preferred stock shares authorized		175,000,000	175,000,000
Preferred stock par value		$ 0.001	$ 0.001
Stock Option Plan [Member]
Common stock par value				$ 0.21
Comon stock shares issued				20,000,000